Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax credit carryforwards
Undistributed earnings of foreign subsidiaries					$ 1,000
Reconciliation of income taxes provided at the federal statutory rate (35%) to actual income tax provision (benefit)
Federal statutory rate					35.00%
Income tax benefit computed at U.S. statutory rate					$ (11,229)	$ (10,989)	$ (11,401)
State income tax (net of federal benefit)					3	3	3
Foreign income tax at rate different from U.S. statutory rate					(7)	(15)	(12)
Research and development credits					(981)	(1,580)	(1,614)
Stock-based compensation					75	123	130
Amortization of intangible assets					(100)	(100)	(100)
Goodwill impairment					1,856
Valuation allowance changes affecting tax provision					10,022	12,588	13,027
Other					406	56	74
Income tax provision	$ 4	$ 20	$ 16	$ 60	45	86	107
Domestic and foreign components of income (loss) before income tax provision (benefit)
U.S.					(31,115)	(31,580)	(32,735)
Non-U.S.					(888)	183	160
Loss before income taxes					(32,003)	$ (31,397)	$ (32,575)
Federal
Tax credit carryforwards
Foreign tax credit carryforward that began expiring in 2016					300
Research and development | Federal
Tax credit carryforwards
Tax credit carryforwards with expiration					8,800
Research and development | State
Tax credit carryforwards
Tax credit carryforwards without expiration					$ 7,800